Stock Plans, Share-Based Payments And Warrants (Summary Of Terms Of Outstanding Warrants (Class D Warrants)) (Details)				12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 11, 2011	Dec. 31, 2011 Class D Warrants - Lambda [Member]	Dec. 31, 2012 Class D Warrants - Lambda [Member]	Dec. 31, 2012 Class D Warrants - Other [Member]	Dec. 31, 2011 Class D Warrants - Other [Member]	Dec. 31, 2012 Class D Warrants [Member]	Dec. 31, 2011 Class D Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants at beginning of year	14,679,971	16,452,368	4,964,854	359,541	8,806,575	447,197	9,937	9,253,772	369,478
Anti-dilution ratcheting provision				15,819,382			437,260		16,256,642
Surrendered - rights' offering				(7,372,348)			0		(7,372,348)
Exercised in 2012						(352,034)		(352,034)
Expired in 2012						(95,163)		(95,163)
Outstanding warrants at end of year	14,679,971	16,452,368	4,964,854	8,806,575	8,806,575		447,197	8,806,575	9,253,772